Commitments And Contingencies (Schedule Of Contractual Purchase Commitments) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Commitments And Contingencies [Abstract]
2012	$ 53,745
2013	16,703
2014	17,284
Total contractual purchase commitments	$ 87,732